NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 10,558	$ 10,548
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	10,297	10,290
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 261	$ 258